Other reserves	12 Months Ended
Dec. 31, 2021
Other reserves,
Other reserves

24.  Other reserves

	Foreign
	currency	Cash flow	Cost of		Total
	translation	hedge	hedging	Other	other
	reserve	reserve	reserve	reserves	reserves
	$’m	$’m	$’m	$’m	$’m
January 1, 2019	9	(19)	2	—	(8)
Total other comprehensive income/(expense) for the year	1	(9)	(2)	—	(10)
Hedging losses transferred to cost of inventory	—	14	—	—	14
December 31, 2019	10	(14)	—	—	(4)

January 1, 2020	10	(14)	—	—	(4)
Total other comprehensive (expense)/income for the year	(42)	9	—	—	(33)
Hedging losses transferred to cost of inventory	—	22	—	—	22
December 31, 2020	(32)	17	—	—	(15)

January 1, 2021	(32)	17	—	—	(15)
Total other comprehensive income for the year pre AMP Transfer	14	41	—	—	55
Hedging gains transferred to cost of inventory pre AMP Transfer	—	(6)	—	—	(6)
Capital contribution (note 19)	—	—	—	113	113
AMP Transfer (1)	—	—	—	(5,924)	(5,924)
Business Combination (2)	—	—	—	164	164
Total other comprehensive income for the period post AMP Transfer	(10)	107	—	—	97
Hedging gains transferred to cost of inventory post AMP Transfer	—	(77)	—	—	(77)
December 31, 2021	(28)	82	—	(5,647)	(5,593)
(1)	The AMP Transfer was accounted for as a capital reorganization as, prior to such transactions, AMPSA did not meet the definition of a business under IFRS 3 (Business Combination). Under a capital reorganization, the consolidated financial statements of AMPSA reflect the net assets transferred at pre-combination predecessor book values. The impact to other reserves has been calculated as follows:

$’m
Equity issued to AGSA (see note 17)	4,988
AMP Promissory Note (see note 19)	1,085
Cash payment (see cash flow statement)	574
Initial fair value of Earnout Shares (see note 21)	284
Total consideration given	6,931
Less aggregate carrying value of net assets acquired *	(323)
Impact from predecessor accounting	6,608
Non-cash capital contribution (see note 19)	(814)
Other reserves on AMP Transfer at date of reorganization	130
Total impact on other reserves	5,924
*

Included within the carrying value of the net assets acquired is $1,741 million of related party borrowings, the settlement of which, together with the $574 million payment noted above, comprise the $2,315 million of cash paid to Ardagh as described in note 1.

(2)	Management exercised significant judgment when accounting for the Merger under IFRS 2. The difference in the fair value of equity instruments issued by AMPSA, over the fair value of identifiable net assets of Gores Holdings V (including the fair value of assumed Gores Public and Private Warrants of $41 million – see note 21) represents a service for listing of the shares in AMPSA and is accounted for as a share-based payment expense in accordance with IFRS 2. In accordance with IFRS 2, the increase in equity for equity-settled share-based payments are measured directly at the fair value of the goods or services received. Management has used the market value of the GHV equity and warrants as the basis for estimating the market value of the instruments to be issued by AMPSA as the GHV instruments (equity and warrants) were publicly traded at the time of the Merger. The cost of such service, which is a fully vested non-cash and non-recurring expense, is calculated as shown in the table below, using Gores Holdings V market prices as of August 4, 2021 (the “Closing Date”) for the Gores Holdings V Class A common stock to be exchanged for shares in AMPSA.

	Shares	$’m
Class A stockholders	30,175,827
Class F stockholders	9,843,750
Total shares to be issued to Gores Holdings V stockholders	40,019,577
Market value per share at the Closing Date	$10.59
Fair value of shares to be issued to Gores Holdings V in consideration for combination		424
Net assets of Gores Holdings V at Closing Date (including fair value of assumed Public and Private Warrants as discussed in note 21)		219
Difference - being IFRS 2 cost for listing services		205

The cost for the listing service of $205 million has been presented as an exceptional item as outlined in note 5, with an offset in other reserves of $164 million and in other liabilities and provisions of $41 million (see note 21), respectively.